Borrowings And Other Financings (Short-Term Borrowings) (Narrative) (Detail) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011 Short-term Borrowings Commercial Paper	Nov. 30, 2010 Short-term Borrowings Revolving Credit Facility	Dec. 31, 2011 Short-term Borrowings Revolving Credit Facility CreditFacility	Dec. 31, 2010 Short-term Borrowings Revolving Credit Facility	Nov. 30, 2010 Short-term Borrowings Revolving Credit Facility Maturing August 2012	Jun. 30, 2010 Short-term Borrowings Revolving Credit Facility Maturing August 2012	Dec. 31, 2011 Short-term Borrowings Revolving Credit Facility Maturing August 2012 Year	Nov. 30, 2010 Short-term Borrowings Revolving Credit Facility Maturing May 2012	Jun. 30, 2010 Short-term Borrowings Revolving Credit Facility Maturing May 2012	Dec. 31, 2011 Short-term Borrowings Revolving Credit Facility Maturing May 2012 Year	Dec. 31, 2011 Letter of Credit Revolving Credit Facility Entity	Dec. 31, 2010 Letter of Credit Revolving Credit Facility Entity
Short-term Debt [Line Items]
Commercial Paper Program, maximum borrowing capacity	$ 1,000,000,000
Maximum possible maturity date of issue	364 days
Number of revolving credit facilities of the Company			2
Maximum possible maturity from date of issue, years							5			5
LIBOR rate, number of months			One
Line of credit facility, expiration date							August 2012			May 2012
Revolving credit facility, maximum borrowing capacity			1,900,000,000
Letters of credit used under credit facilities			257,000,000	56,000,000
Repayments of outstanding borrowings		$ 240,000,000			$ 125,000,000	$ 100,000,000		$ 125,000,000	$ 100,000,000
Number of subsidiaries benefitting from LOC											1	1